PRINCIPAL ACCOUNTING POLICIES - Dividends (Details) $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	Mar. 17, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 $ / shares
Accounting Policies [Line Items]
Restricted net assets of company's PRC subsidiaries and VIEs not distributable in form of dividends to parent | ¥		¥ 10,500
Dividends declared and paid | ¥		¥ 0	¥ 0	¥ 0
Dividends, Cash | $	$ 200
American Depositary Shares [Member]
Accounting Policies [Line Items]
Cash Dividends Payable Amount Per Share | $ / shares					$ 0.3
Common Stock [Member]
Accounting Policies [Line Items]
Cash Dividends Payable Amount Per Share | $ / shares					$ 0.3